Submission	Jun. 16, 2026
Submission [Line Items]
Central Index Key	0001253689
Registrant Name	CRESCENT BIOPHARMA, INC.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES